PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total cost	$ 357,009
Less: accumulated depreciation and amortization	(125,681)
Property and equipment, net	231,328	$ 300,388	[1]
QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		382,987
Less: accumulated depreciation and amortization		(82,599)
Property and equipment, net		300,388
Kiosks [Member]
Property, Plant and Equipment [Line Items]
Total cost	269,810
Kiosks [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		279,746
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	69,577
Computer Equipment [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		82,284
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	9,430
Office Equipment [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		11,217
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 8,191
Leasehold Improvements [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 9,740

[1]	As Restated